HIGHLAND FLOATING RATE ADVANTAGE FUND
Supplement dated October 30, 2009
To Class A, B and C Shares Prospectus dated December 31, 2008
Effective November 1, 2009, the section “Management—Portfolio Managers” starting on page 27 of the Prospectus is hereby amended and restated as follows:
Portfolio Managers
          The Fund’s portfolio is managed by Brad Means and Greg Stuecheli. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities issued by the Fund:
     Brad Means. Mr. Means is a Senior Portfolio Manager at Highland. Prior to joining Highland in May 2004, Mr. Means was a Managing Director in FTI Consulting’s Corporate Finance group where he worked on corporate turnaround, restructuring and bankruptcy advisory engagements. From 1998 to 2001, he was a Director in PricewaterhouseCoopers LLP’s Chairman’s Office and focused on enterprise strategy, venture capital, business development and divestiture initiatives. Prior to his role in the Chairman’s Office, Mr. Means worked in the Strategic Change Consulting and the Assurance & Business Advisory groups of Price Waterhouse serving clients across a broad range of industries including Automotive, Energy, Financials and Industrials. He holds an MBA from the Stanford Graduate School of Business and a BSBA in Finance and Accounting from Creighton University. Mr. Means has earned the right to use the Chartered Financial Analyst designation.
     Greg Stuecheli. Mr. Stuecheli is a Senior Portfolio Manager at Highland. Prior to his current duties, Mr. Stuecheli was a Portfolio Manager for Highland covering distressed and special situation credit and equity investments. Prior to joining Highland in June 2002, Mr. Stuecheli served as an analyst for Gryphon Management Partners, LP from 2000 to 2002, where his primary responsibilities included researching long and short investment ideas. In 1999, Mr. Stuecheli was a Summer Associate at Hicks, Muse, Tate & Furst, and from 1995 to 1998, Mr. Stuecheli worked as a chemical engineer at Jacobs Engineering Group and Cytec Industries. Mr. Stuecheli received an MBA from Southern Methodist University and a BS in Chemical Engineering from Rensselaer Polytechnic Institute. He has earned the right to use the Chartered Financial Analyst designation.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE
ADV PRO SUP ABC 10/09

HIGHLAND FLOATING RATE ADVANTAGE FUND
Supplement dated October 30, 2009
To Class Z Shares Prospectus dated December 31, 2008
Effective November 1, 2009, the section “Management—Portfolio Managers” starting on page 22 of the Prospectus is hereby amended and restated as follows:
Portfolio Managers
          The Fund’s portfolio is managed by Brad Means and Greg Stuecheli. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities issued by the Fund:
     Brad Means. Mr. Means is a Senior Portfolio Manager at Highland. Prior to joining Highland in May 2004, Mr. Means was a Managing Director in FTI Consulting’s Corporate Finance group where he worked on corporate turnaround, restructuring and bankruptcy advisory engagements. From 1998 to 2001, he was a Director in PricewaterhouseCoopers LLP’s Chairman’s Office and focused on enterprise strategy, venture capital, business development and divestiture initiatives. Prior to his role in the Chairman’s Office, Mr. Means worked in the Strategic Change Consulting and the Assurance & Business Advisory groups of Price Waterhouse serving clients across a broad range of industries including Automotive, Energy, Financials and Industrials. He holds an MBA from the Stanford Graduate School of Business and a BSBA in Finance and Accounting from Creighton University. Mr. Means has earned the right to use the Chartered Financial Analyst designation.
     Greg Stuecheli. Mr. Stuecheli is a Senior Portfolio Manager at Highland. Prior to his current duties, Mr. Stuecheli was a Portfolio Manager for Highland covering distressed and special situation credit and equity investments. Prior to joining Highland in June 2002, Mr. Stuecheli served as an analyst for Gryphon Management Partners, LP from 2000 to 2002, where his primary responsibilities included researching long and short investment ideas. In 1999, Mr. Stuecheli was a Summer Associate at Hicks, Muse, Tate & Furst, and from 1995 to 1998, Mr. Stuecheli worked as a chemical engineer at Jacobs Engineering Group and Cytec Industries. Mr. Stuecheli received an MBA from Southern Methodist University and a BS in Chemical Engineering from Rensselaer Polytechnic Institute. He has earned the right to use the Chartered Financial Analyst designation.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE
ADV PRO SUP Z 10/09

HIGHLAND FLOATING RATE ADVANTAGE FUND
Supplement dated October 30, 2009
To Class A, B, C and Z Shares Statement of Additional Information
dated December 31, 2008
Management
Effective November 1, 2009, the table captioned “Officers” in the section “Management” starting on page 8 of the Statement of Additional Information is amended and restated as follows:

Term of Office and
	Position(s)	Length of Time	Principal Occupation(s)
Name and Age	with Fund	Served	During Past Five Years
Officers
R. Joseph Dougherty (Age 39)	Chairman of the Board, President and Chief Executive Officer	Indefinite Term; Chairman of the Board since 2004; President and Chief Executive Officer since December 2008	Team Leader of the Adviser since 2000, Director/Trustee of the funds in the Highland Fund Complex since 2004 and President and Chief Executive Officer of the funds in the Highland Fund Complex since December 2008; Senior Vice President of Highland Distressed Opportunities, Inc. from September 2006 to June 2009; Senior Vice President of the funds in the Highland Fund Complex from 2004 to December 2008.

M. Jason Blackburn (Age 33)	Treasurer (Principal Accounting Officer), and Secretary	Indefinite Term; Treasurer and Secretary since 2004	Assistant Controller of the Adviser since November 2001 and Treasurer and Secretary of the funds in the Highland Fund Complex.

Michael Colvin (Age 40)	Chief Compliance Officer	Indefinite Term; Chief Compliance Officer since July 2007	General Counsel and Chief Compliance Officer of the Adviser since June 2007 and Chief Compliance Officer of the funds in the Highland Fund Complex since July 2007; Shareholder in the Corporate and Securities Group at Greenberg Traurig, LLP from January 2007 to June 2007; and Partner from January 2003 to January 2007 in the Private Equity Practice Group at Weil, Gotshal & Manges, LLP.

[1]	The Highland Fund Complex consists of all the registered investment companies advised by the Adviser as of the date of this SAI.

[2]	Mr. Dougherty is deemed to be an “interested person” of the Fund under the 1940 Act because of his position with the Adviser.
ADV SAI SUP 10/09

Information Regarding Portfolio Managers
Effective November 1, 2009, the first paragraph in the section “Information Regarding Portfolio Managers” starting on page 14 of the Statement of Additional Information is amended and restated as follows:
     The Fund’s portfolio managers are Brad Means and Greg Stuecheli. The following tables provide information about funds and accounts, other than the Fund, for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management. The information is provided for Brad Means and Greg Stuecheli as of November 30, 2008.
Brad Means

				Total Assets
			Total Number of	Managed with
	Total		Accounts Managed	Performance-Based
	Number of Accounts	Total Assets	with Performance-	Advisory Fee
Type of Accounts	Managed	Managed (millions)	Based Advisory Fee	(millions)
Registered Investment Companies:	0	$0	0	$0

Other Pooled Investment Vehicles:	0	0	0	0

Other Accounts:	0	0	0	0
Greg Stuecheli

				Total Assets
			Total Number of	Managed with
	Total		Accounts Managed	Performance-Based
	Number of Accounts	Total Assets	with Performance-	Advisory Fee
Type of Accounts	Managed	Managed (millions)	Based Advisory Fee	(millions)
Registered Investment Companies:	2	$122	2	$122

Other Pooled Investment Vehicles:	0	0	0	0

Other Accounts:	0	0	0	0
ADV SAI SUP 10/09

Effective November 1, 2009, the section “Information Regarding Portfolio Managers—Ownership of Securities” on page 16 of the Statement of Additional Information is amended and restated as follows:
     The following table sets forth the dollar range of equity securities of the Fund beneficially owned by each portfolio manager. This information is provided for Brad Means and Greg Stuecheli as of November 30, 2008.

Dollar Range of Equity Securities
Name of Portfolio Manager	Beneficially Owned by Portfolio Manager
Brad Means	None

Greg Stuecheli	None
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE
ADV SAI SUP 10/09